Income Taxes - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 22, 2017	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Income Tax [Line Items]
U.S. federal corporate income tax rate	35.00%	21.00%	21.00%	22.20%
Increase in income tax expense with effect of TCJA		$ 15,118
Decrease in income tax expense with effect of remeasurement of net deferred tax liabilities pursuant to TCJA		18,856
Increase in income tax expense, net of deductions and credits due to repatriation tax and other tax impacts of TCJA		33,974
Undistributed earnings of its non-U.S. subsidiaries		792,402
Unrecognized tax benefits that would affect effective tax rate if realized		12,503
Unrecognized tax benefits, accrual for interest and penalties		1,284	$ 2,773
Federal Tax Authority
Income Tax [Line Items]
Net operating loss carry forwards		0
State Tax Authority
Income Tax [Line Items]
Net operating loss carry forwards		0
Foreign Tax Authority
Income Tax [Line Items]
Net operating loss carry forwards		$ 2,000
Net operating loss carry forwards expiration date		Nov. 30, 2021
Estimated tax benefits from tax holidays on diluted earnings per share		$ 0.04	$ 0.01	$ 0.02
Income tax holidays begin to expire in period		2021